INCOME TAXES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating loss carryforwards
Net operating loss carryforwards	$ 106.3	$ 110.4
Valuation allowance on certain deferred tax assets	88
Foreign tax credit carryforwards expiring from 2019 to 2024	28
Foreign tax credit carryforwards, expiration period	10 years
Foreign tax credit carryforwards	29.9	47.6
Federal
Operating loss carryforwards
Net operating loss carryforwards	1.0
State
Operating loss carryforwards
Net operating loss carryforwards	13.0
International
Operating loss carryforwards
Net operating loss carryforwards	92.0
Carryforwards expiring from 2014 to 2023	44
No expiration	$ 48